UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Steven Alfano
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            1/31/07

Century Small Cap Select Fund
Portfolio of Investments
January 31, 2007


             Shares                                                                   Value
         ----------                                                            --------------------
                     AUTO & TRANSPORT - 0.6%
            120,950  Polaris Industries, Inc.                                           $5,655,622
                                                                               --------------------

                     CONSUMER DISCRETIONARY - 25.7%
             42,200  Advisory Board Co. *                                                2,365,985
            608,800  aQuantive, Inc. *                                                  16,315,840
            678,500  Casual Male Retail Group, Inc. *                                    8,467,680
            184,750  Copart, Inc. *                                                      5,439,040
          1,009,150  Global Imaging Systems, Inc. *                                     19,426,138
            400,700  Guitar Center, Inc. *                                              18,332,025
            193,100  inVentiv Health, Inc. *                                             6,775,879
            509,675  Jarden Corp. *                                                     18,689,782
            217,200  Jos. A. Bank Clothiers, Inc. *                                      6,724,512
            529,700  Kforce, Inc. *                                                      7,553,522
            426,600  Labor Ready, Inc. *                                                 8,011,548
            350,500  LECG Corp. *                                                        5,043,695
            258,050  Red Lion Hotels Corp. *                                             3,104,342
            702,200  Scientific Games Corp. *                                           21,796,288
            449,570  Tractor Supply Co. *                                               22,626,858
            623,615  Tuesday Morning Corp.                                              10,389,426
            507,804  USANA Health Sciences, Inc. *                                      26,954,236
            455,100  World Fuel Services Corp.                                          20,866,335
                                                                               --------------------
                                                                                       228,883,131
                                                                               --------------------
                     CONSUMER STAPLES - 1.1%
            221,400  Church & Dwight, Inc.                                              10,031,634
                                                                               --------------------

                     FINANCIAL SERVICES - 22.5%
              3,650  Employers Holdings, Inc. *                                             62,050
            730,400  GATX Corp.                                                         33,306,240
            710,100  Healthextras, Inc. *                                               18,150,156
            507,250  Interactive Data Corp. *                                           11,864,578
            557,650  IPC Holdings, Ltd.                                                 16,422,793
            121,850  John H. Harland Co.                                                 6,138,803
            454,040  Platinum Underwriters Holdings, Ltd.                               13,553,094
          1,588,460  Primus Guaranty, Ltd. *                                            18,823,251
            309,250  Protective Life Corp.                                              15,131,603
             77,030  Redwood Trust, Inc.                                                 4,896,027
            685,250  Umpqua Holdings, Corp.                                             19,495,362
            451,950  Waddell & Reed Financial, Inc.                                     11,601,556
            974,900  Wright Express Corp. *                                             30,095,162
                                                                               --------------------
                                                                                       199,540,675
                                                                               --------------------
                     HEALTH CARE - 19.8%
             96,200  Chattem, Inc. *                                                     5,525,728
            525,600  Computer Programs & Systems, Inc.                                  16,687,800
             84,550  Covance, Inc. *                                                     5,212,508
            101,746  Haemonetics Corp. *                                                 4,908,227
            368,475  Healthways, Inc. *                                                 16,732,450
            680,850  IRIS International, Inc. *                                          7,857,009
            218,500  Kendle International, Inc. *                                        8,486,540
            144,050  Milliopore Corp. *                                                  9,864,544
            105,623  Perrigo Co.                                                         1,825,165
            415,200  Psychiatric Solutions, Inc. *                                      16,167,888
            765,850  QIAGEN N.V. *                                                      13,226,230
            602,962  Quality Systems, Inc.                                              25,583,678
            146,600  Respironics, Inc. *                                                 6,245,160
            521,563  Sunrise Senior Living, Inc. *                                      18,651,093
            136,401  Surmodics, Inc. *                                                   4,904,980
            242,350  TECHNE Corp. *                                                     14,065,993
                                                                               --------------------
                                                                                       175,944,993
                                                                               --------------------
                     MATERIALS AND PROCESSING - 2.1%
            792,830  RPM International, Inc.                                            18,417,441
                                                                               --------------------

                     OTHER ENERGY - 3.4%
            389,500  Aventine Renewable Energy, Inc. *                                   6,154,100
            478,150  Berry Petroleum Co.                                                14,841,776
            282,500  Foundation Coal Holdings, Inc.                                      9,401,600
                                                                               --------------------
                                                                                        30,397,476
                                                                               --------------------
                     PRODUCER DURABLES - 6.3%
            169,950  Gehl Co. *                                                          4,546,163
            606,400  Measurement Specialties, Inc. *                                    12,698,016
            277,700  MTS Systems Corp.                                                  11,877,229
             89,050  Nordson Corp.                                                       4,605,666
            123,550  Ryland Group, Inc.                                                  6,941,039
          1,387,267  Semitool, Inc. *                                                   15,592,881
                                                                               --------------------
                                                                                        56,260,994
                                                                               --------------------
                     TECHNOLOGY -14.4%
            451,505  Benchmark Electronics, Inc. *                                      10,226,588
            526,603  Blackbaud, Inc.                                                    12,622,674
            148,068  Cognos, Inc. *                                                      6,386,173
            211,850  DRS Technologies, Inc.                                             11,736,490
          1,626,750  Epicor Software Corp. *                                            22,530,488
            439,900  J2 Global Communication *                                          11,648,552
            227,550  MICROS Systems, Inc. *                                             12,811,065
          2,348,050  SMART Modular Technologies (WWH), Inc. *                           29,162,781
            331,650  TALX Corp.                                                         10,566,368
                                                                               --------------------
                                                                                       127,691,179
                                                                               --------------------

                     Total Investment in Common Stocks - 95.9%
                       (Identified cost, $791,009,601)                                 852,823,145
                                                                               --------------------

Face
Amount
-------------------- CASH EQUIVALENTS - 8.2%
        $72,856,000  State Street Bank and Trust Eurodollar
                     Time Deposit, at cost which approximates value,
                     maturity 2/1/2007, 4.05%                                           72,856,000
                                                                               --------------------

                     Total Investments - 104.1%                                         925,679,145
                       (Identified cost, $863,865,601)                         --------------------


                      Other Assets and Liabilities  - (4.1)%
                        Other liabilities in excess of assets                          (36,496,153)
                                                                               --------------------

                     Net Assets - 100%                                                $889,182,992
                                                                               ====================

* Non-income producing security


Century Shares Trust
Portfolio of Investments
January 31, 2007


Shares                                                                               Value
-----------------                                                             ---------------------
                   AUTO & TRANSPORT - 1.5%
           40,450  FedEx Corp.                                                          $4,465,680
                                                                              --------------------

                   CONSUMER DISCRETIONARY - 14.6%
           70,350  Accenture, Ltd.                                                       2,655,713
          128,800  Bed Bath & Beyond, Inc. *                                             5,434,072
           62,920  CDW Corp.                                                             4,037,576
           28,350  Costco Wholesale Corp.                                                1,592,703
          111,600  Fastenal Co.                                                          4,160,448
          127,550  Home Depot, Inc.                                                      5,196,387
           35,250  McGraw-Hill Companies, Inc.                                           2,364,570
           32,750  Nordstrom, Inc.                                                       1,824,503
          127,250  Scientific Games Corp. *                                              3,949,840
          294,765  Staples, Inc.                                                         7,581,356
          111,510  Tiffany & Co.                                                         4,377,882
                                                                              ---------------------
                                                                                        43,175,050
                                                                              ---------------------
                   CONSUMER STAPLES - 6.1%
           92,200  PepsiCo, Inc.                                                         6,015,128
           94,700  Proctor & Gamble Co.                                                  6,143,189
           88,420  Walgreen Co.                                                          4,005,426
           34,962  William Wrigley Jr. Co.                                               1,801,242
                                                                              ---------------------
                                                                                        17,964,985
                                                                              ---------------------
                   FINANCIAL SERVICES - 34.1%
          102,100  AFLAC, Inc.                                                           4,860,981
           77,394  Allstate Corp.                                                        4,656,023
          177,866  American International Gr., Inc.                                     12,174,928
          105,000  Aon Corp.                                                             3,765,300
           32,500  Automatic Data Processing, Inc.                                       1,550,900
              115  Berkshire Hathaway, Inc. CL A *                                      12,655,750
          170,600  The Chubb Corp.                                                       8,878,024
          241,300  J.P. Morgan Chase & Co.                                              12,289,409
           41,450  MBIA, Inc.                                                            2,977,354
          413,600  The Progressive Corp.                                                 9,591,384
          212,350  Protective Life Corp.                                                10,390,286
           94,850  RenaissanceRe Holdings Ltd.                                           5,052,660
          151,850  Torchmark Corp.                                                       9,868,731
           87,666  Waddell & Reed Fin'l, Inc. CL A                                       2,250,385
                                                                              ---------------------
                                                                                       100,962,115
                                                                              ---------------------
                   HEALTH CARE - 18.9%
           42,100  Alcon, Inc.                                                           4,957,696
           88,700  Biomet, Inc.                                                          3,757,332
           75,670  Caremark Rx, Inc.                                                     4,635,544
          100,900  Covance, Inc. *                                                       6,220,485
           31,500  Henry Schein, Inc. *                                                  1,599,255
          199,750  IMS Health, Inc.                                                      5,764,785
           73,450  Johnson & Johnson, Inc.                                               4,906,460
           62,400  Millipore Corp. *                                                     4,273,152
          187,481  UnitedHealth Group, Inc.                                              9,797,757
           95,250  Varian Medical Systems, Inc. *                                        4,393,883
           71,090  Wellpoint, Inc. *                                                     5,572,034
                                                                              ---------------------
                                                                                        55,878,383
                                                                              ---------------------
                   MATERIALS AND PROCESSING - 1.1%
           38,100  Fluor Corp.                                                           3,147,060
                                                                              --------------------

                   OTHER - 3.5%
           81,650  3M Co.                                                                6,066,595
           50,650  Fortune Brands, Inc.                                                  4,240,418
                                                                              ---------------------
                                                                                        10,307,013
                                                                              ---------------------
                   OTHER ENERGY - 1.3%
           70,250  Valero Energy Corp.                                                   3,813,170
                                                                              --------------------

                   PRODUCER DURABLES - 4.5%
           99,500  Donaldson Co., Inc.                                                   3,504,390
          145,960  United Technologies Corp.                                             9,928,199
                                                                              ---------------------
                                                                                        13,432,589
                                                                              ---------------------
                   TECHNOLOGY - 10.0%
          244,000  Cisco Systems, Inc. *                                                 6,487,960
           83,750  Cognos, Inc. *                                                        3,612,138
          240,540  Microsoft Corp.                                                       7,423,064
          273,900  Nokia Corp.                                                           6,053,190
          257,900  Oracle Corp. *                                                        4,425,564
           47,600  Texas Instruments, Inc.                                               1,484,644
                                                                              ---------------------
                                                                                        29,486,560
                                                                              ---------------------

                   Total Investment in Common Stocks - 95.6%
                   (Identified cost, $154,445,292)                                     282,632,605
                                                                              ---------------------

Face
Amount
------------------ CASH EQUIVALENTS - 5.3%
      $15,822,000  State Street Bank and Trust Eurodollar
                   Time Deposit, at cost which approximates value,
                   maturity 2/1/2007, 4.05%                                             15,822,000
                                                                              ---------------------

                   Total Investments - 100.9%                                           298,454,605
                   (Identified cost, $170,267,292)                            ---------------------


                    Other Assets and Liabilities  - (0.9)%
                      Other liabilities in excess of assets                             (2,529,028)
                                                                              ---------------------

                   Net Assets - 100%                                                 $ 295,925,577
                                                                              =====================
* Non-income producing security


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, made modifications to the Registrant's disclosure controls and procedures. The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures, as modified, are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                    /s/ Alexander L. Thorndike
                       --------------------------------------
                       Alexander L. Thorndike
                       Chairman (Principal Executive Officer)

Date:                  March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               March 29, 2007


By:                 /s/Steven Alfano
                    -----------------------------------------
                    Steven Alfano
                    Secretary (Principal Financial Officer)

Date:               March 29, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)